Revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 139,623	€ 160,408	€ 129,058
Sales of goods
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	44,179	81,164	81,340
Commissions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	34,642	25,011	14,394
Fulfillment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	32,409	26,855	14,980
Value added services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	19,059	20,492	14,553
Marketing and Advertising
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,709	6,089	2,262
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 1,625	€ 797	€ 1,529